Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2015
Above market acquired charters [Abstract]
Above market acquired charters

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
Carrying amount as at January 1, 2014	$34,814	$612	$1,363	$1,432	$18,396	$18,528	$18,575	$18,816	$18,846	$131,382
Amortization	(5,357)	(612)	(863)	(796)	(1,668)	(1,670)	(1,693)	(1,672)	(1,669)	(16,000)
Carrying amount as at December 31, 2014	$29,457	$-	$500	$636	$16,728	$16,858	$16,882	$17,144	$17,177	$115,382
Amortization	(5,357)	—	(500)	(636)	(1,668)	(1,669)	(1,692)	(1,673)	(1,669)	(14,864)
Carrying amount as at December 31, 2015	$24,100	$—	$—	$—	$15,060	$15,189	$15,190	$15,471	$15,508	$100,518

Above market acquired charter future amortization expense

For the twelve month period ended December 31,	M/V Cape Agamemnon	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
2016	$5,372	$1,668	$1,670	$1,697	$1,676	$1,674	$13,757

2017	5,357	1,668	1,670	1,693	1,672	1,669	13,729

2018	5,357	1,668	1,670	1,693	1,672	1,669	13,729

2019	5,357	1,668	1,670	1,693	1,672	1,669	13,729

2020	2,657	1,668	1,670	1,697	1,676	1,674	11,042

Thereafter	—	6,720	6,839	6,717	7,103	7,153	34,532
Total	$24,100	$15,060	$15,189	$15,190	$15,471	$15,508	$100,518